Subsidiaries_The Condensed Financial Information Of Major Subsidiaries(Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Kookmin Bank
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1]	₩ 438,444,114		₩ 387,425,038
Liabilities	[1]	408,036,040		358,420,805
Equity	[1]	30,408,074		29,004,233
Operating income	[1]	24,519,818		20,817,431
Profit (loss) for the year	[1]	2,298,195		2,439,079
Total comprehensive income (loss) for the year	[1]	₩ 2,905,953		₩ 2,428,154
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary		Financial information is based on its consolidated financial statements.		Financial information is based on its consolidated financial statements.
KB Securities Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1],[2]	₩ 57,570,654		₩ 47,816,512
Liabilities	[1],[2]	52,516,488		43,131,858
Equity	[1],[2]	5,054,166		4,684,654
Operating income	[1],[2]	10,040,497		8,053,363
Profit (loss) for the year	[1],[2]	425,622		257,893
Total comprehensive income (loss) for the year	[1],[2]	₩ 449,507		₩ 261,639
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary		Financial information is based on its consolidated financial statements. Includes fair value adjustments arising from the acquisition.		Financial information is based on its consolidated financial statements. Includes fair value adjustments arising from the acquisition.
KB Insurance Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1],[2]	₩ 39,078,117		₩ 36,552,368
Liabilities	[1],[2]	35,086,458		32,689,460
Equity	[1],[2]	3,991,659		3,862,908
Operating income	[1],[2]	13,735,778		12,661,927
Profit (loss) for the year	[1],[2]	163,884		234,327
Total comprehensive income (loss) for the year	[1],[2]	₩ 129,042		₩ 366,362
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary		Financial information is based on its consolidated financial statements. Includes fair value adjustments arising from the acquisition.		Financial information is based on its consolidated financial statements. Includes fair value adjustments arising from the acquisition.
KB Kookmin Card Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1]	₩ 24,071,644		₩ 22,990,114
Liabilities	[1]	19,789,958		18,925,195
Equity	[1]	4,281,686		4,064,919
Operating income	[1]	3,210,581		3,102,186
Profit (loss) for the year	[1]	324,662		316,546
Total comprehensive income (loss) for the year	[1]	₩ 308,148		₩ 306,251
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary		Financial information is based on its consolidated financial statements.		Financial information is based on its consolidated financial statements.
Prudential Life Insurance Company of Korea Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[2]	₩ 25,121,656
Liabilities	[2]	22,681,729
Equity	[2]	2,439,927
Operating income	[2]	656,062
Profit (loss) for the year	[2]	55,711
Total comprehensive income (loss) for the year	[2]	₩ (31,718)
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary		Includes fair value adjustments arising from the acquisition.
KB Life Insurance Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets		₩ 10,424,916		₩ 9,801,905	[1]
Liabilities		9,842,789		9,186,567	[1]
Equity		582,127		615,338	[1]
Operating income		1,897,859		1,506,417	[1]
Profit (loss) for the year		(23,185)		15,963	[1]
Total comprehensive income (loss) for the year		(33,210)		₩ 63,107	[1]
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary				Financial information is based on its consolidated financial statements.
KB Asset Management Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1]	335,601		₩ 310,018
Liabilities	[1]	112,522		114,776
Equity	[1]	223,079		195,242
Operating income	[1]	191,427		148,780
Profit (loss) for the year	[1]	57,317		48,899
Total comprehensive income (loss) for the year	[1]	₩ 57,802		₩ 48,490
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary		Financial information is based on its consolidated financial statements.		Financial information is based on its consolidated financial statements.
KB Capital Co.,Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1],[2]	₩ 12,823,748		₩ 11,190,568
Liabilities	[1],[2]	11,392,177		10,036,077
Equity	[1],[2]	1,431,571		1,154,491
Operating income	[1],[2]	1,300,378		931,694
Profit (loss) for the year	[1],[2]	141,646		117,028
Total comprehensive income (loss) for the year	[1],[2]	₩ 139,949		₩ 115,524
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary		Financial information is based on its consolidated financial statements. Includes fair value adjustments arising from the acquisition.		Financial information is based on its consolidated financial statements. Includes fair value adjustments arising from the acquisition.
KB Savings Bank Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets		₩ 1,883,720		₩ 1,361,032
Liabilities		1,658,116		1,148,625
Equity		225,604		212,407
Operating income		104,397		92,435
Profit (loss) for the year		17,305		16,301
Total comprehensive income (loss) for the year		16,197		15,433
KB Real Estate Trust Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets		437,619	[1]	377,938
Liabilities		108,096	[1]	85,132
Equity		329,523	[1]	292,806
Operating income		139,070	[1]	119,899
Profit (loss) for the year		66,874	[1]	61,713
Total comprehensive income (loss) for the year		₩ 66,718	[1]	61,672
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary		Financial information is based on its consolidated financial statements.
KB Investment Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets	[1]	₩ 848,693		756,972
Liabilities	[1]	618,552		542,221
Equity	[1]	230,141		214,751
Operating income	[1]	128,014		99,822
Profit (loss) for the year	[1]	15,387		11,311
Total comprehensive income (loss) for the year	[1]	₩ 15,390		₩ 11,310
Description Of Basis Of Preparation Of Condensed Financial Information Of Subsidiary		Financial information is based on its consolidated financial statements.		Financial information is based on its consolidated financial statements.
KB Credit Information Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets		₩ 27,711		₩ 27,834
Liabilities		11,773		12,936
Equity		15,938		14,898
Operating income		39,767		38,278
Profit (loss) for the year		1,132		(256)
Total comprehensive income (loss) for the year		1,040		(337)
KB Data System Co., Ltd.
Subsidiaries Condensed Financial Information Abstract [Abstract]
Assets		40,347		41,690
Liabilities		23,024		20,999
Equity		17,323		20,691
Operating income		149,966		158,067
Profit (loss) for the year		(1,729)		4,664
Total comprehensive income (loss) for the year		₩ (3,367)		₩ 4,282

[1]	Financial information is based on its consolidated financial statements.
[2]	Includes fair value adjustments arising from the acquisition.